Trade & Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade And Other Receivables1 [Abstract]
Summary Of Group’s Trade Receivables	The table below provides a summary of the Group’s trade receivables. The fair value approximates the carrying value as of the periods presented:

	December 31, 2024	December 31, 2023
Commodity receivables(a)	$175,058	$172,045
Other receivables(b)	75,322	34,691
Total trade receivables	$250,380	$206,736
Allowance for credit losses(c)	(15,959)	(16,529)
Total trade receivables, net	$234,421	$190,207
(a)Commodity receivables include trade receivables and accrued revenues.
(b)Other receivables are predominantly comprised of joint interest receivables.
(c)The allowance for credit losses mainly pertains to amounts owed by joint interest owners.